Appendix III - Changes in Other Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in Other Intangible Assets
Intangible assets at beginning of the year	€ 1,195,302	€ 1,161,572
Additions	(49,076)	(2,459)
Business combinations	284,729
Transfers	529	1,361
Disposals	(96)	(221)
Translation differences	(162,046)	35,049
Intangible assets at end of the year	1,269,342	1,195,302
Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	52,272
Intangible assets at end of the year	183,281	52,272
Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year	941,216	950,889
Business combinations	(38,216)	(38,441)
Translation differences	(109,692)	28,768
Intangible assets at end of the year	793,308	941,216
Gross carrying amount
Changes in Other Intangible Assets
Intangible assets at beginning of the year	1,682,673	1,577,005
Additions	80,126	58,514
Business combinations	284,729
Transfers	529	1,460
Disposals	(207)	(1,150)
Translation differences	(206,643)	46,844
Intangible assets at end of the year	1,841,207	1,682,673
Gross carrying amount | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	142,693	112,688
Additions	43,152	29,126
Business combinations	142,529
Disposals	(81)	(79)
Translation differences	(16,599)	958
Intangible assets at end of the year	311,694	142,693
Gross carrying amount | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year	60,471	59,249
Business combinations	142,174
Translation differences	(19,760)	1,222
Intangible assets at end of the year	182,885	60,471
Gross carrying amount | Computer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year	168,623	144,976
Additions	19,626	18,919
Business combinations	26
Transfers	529	1,460
Disposals	(126)	(420)
Translation differences	(13,733)	3,688
Intangible assets at end of the year	174,945	168,623
Gross carrying amount | Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year	1,162,204	1,126,024
Translation differences	(137,828)	36,180
Intangible assets at end of the year	1,024,376	1,162,204
Gross carrying amount | Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year	148,682	134,068
Additions	17,348	10,469
Disposals		(651)
Translation differences	(18,723)	4,796
Intangible assets at end of the year	147,307	148,682
Accumulated depreciation and amortisation
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(487,371)	(415,467)
Additions	(64,468)	(60,973)
Transfers		(99)
Disposals	111	963
Translation differences	43,243	(11,795)
Intangible assets at end of the year	(508,485)	(487,371)
Accumulated depreciation and amortisation | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(72,073)	(67,551)
Additions	(5,834)	(4,473)
Translation differences	(1,442)	(49)
Intangible assets at end of the year	(79,349)	(72,073)
Accumulated depreciation and amortisation | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(24,994)	(23,957)
Additions	(6,004)	(806)
Translation differences	1,215	(231)
Intangible assets at end of the year	(29,783)	(24,994)
Accumulated depreciation and amortisation | Computer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(99,927)	(83,197)
Additions	(13,549)	(15,136)
Transfers		(99)
Disposals	111	419
Translation differences	7,046	(1,914)
Intangible assets at end of the year	(106,319)	(99,927)
Accumulated depreciation and amortisation | Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(220,988)	(175,135)
Additions	(38,216)	(38,441)
Translation differences	28,136	(7,412)
Intangible assets at end of the year	(231,068)	(220,988)
Accumulated depreciation and amortisation | Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(69,389)	(65,627)
Additions	(865)	(2,117)
Disposals		544
Translation differences	8,288	(2,189)
Intangible assets at end of the year	(61,966)	(69,389)
Accumulated impairment | Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year		34
Additions	(64,734)
Disposals		€ (34)
Translation differences	1,354
Intangible assets at end of the year	€ (63,380)